Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 15, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 3,502,829		$ 3,558,076		$ 3,558,076
Amortization	98,378		49,189
Accumulated amortization of intangible assets	$ 147,567		$ 2,311,877